Note 20 - Income Taxes - Deductible Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	$ 138,651	$ 106,671
Non-capital losses [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	118,353	95,341
Excess of tax value of exploration and evaluation assets over book values [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	15,915	4,796
Financing fees [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	3,242	4,912
Other deductible temporary differences for which no deferred tax assets have been recognized [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	$ 1,141	$ 1,622